Losses Per Common Share	12 Months Ended
Dec. 31, 2011
Losses Per Common Share [Abstract]
Losses Per Common Share
NOTE 16.	LOSSES PER COMMON SHARE

Presented below is a summary of the components used to calculate basic and diluted earnings per common share:

	Years Ended December 31,
	2011	2010
Net loss available to common shareholders	$(1,657,267)	$(25,125)

Weighted average common shares outstanding	9,818,338	9,719,293
Net effect of the assumed exercise of stock options based on the treasury	111,481	111,482

stock method using the average market price for the period
Average number of common shares outstanding used to calculate diluted earnings per common share	9,929,819	9,830,775

Weighted average common shares outstanding are used in the diluted earnings per share calculation for the years ended December 31, 2011 and 2010, as there was a net loss, and inclusion of common stock equivalents would have been anti-dilutive.

Weighted average shares outstanding for the year ended December 31, 2010 have been adjusted for a four for one stock split in the form of a 100% stock dividend declared and paid on June 22, 2010.